ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
ACCOUNTING POLICIES	ACCOUNTING POLICIES
Basis of Presentation and Statement of Compliance
The consolidated financial statements present the Company’s consolidated balance sheets as of December 31, 2021 and 2020, as well as its consolidated earnings, comprehensive income, cash flows, and changes in equity for each of the years in the three-year period ended December 31, 2021. These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and are expressed in United States (“US”) dollars and are rounded to the nearest thousands, except for shares, per share data and as otherwise noted.
The consolidated financial statements were authorized for issuance by the Company’s Board of Directors on March 10, 2022.
New Standards adopted as of January 1, 2021
In the prior year, the Company adopted the Phase 1 amendments Interest Rate Benchmark Reform—Amendments to IFRS 9, IAS 39 and IFRS 7. These amendments modify specific hedge accounting requirements to allow hedge accounting to continue for affected hedges during the period of uncertainty before the hedged items or hedging instruments are amended as a result of the interest rate benchmark reform.
In the current year, the Company adopted the Phase 2 amendments Interest Rate Benchmark Reform—Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. There was no material impact to the Company’s financial statements as a result of adopting Interest Rate Benchmark Reform—Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. Adopting these amendments enables the Company to reflect the effects of transitioning from interbank offered rates ("IBOR") to alternative benchmark interest rates without giving rise to accounting impacts that would not provide useful information to users of financial statements. The amendments have been applied retrospectively.
The Company will continue to apply the Phase 1 amendments until the uncertainty arising from the interest rate benchmark reform with respect to the timing and the amount of the underlying cash flows to which the Company is exposed ends. The Company expects this uncertainty will continue until the Company’s contracts that reference IBORs are amended to specify the date on which the interest rate benchmark will be replaced and the basis for the cash flows of the alternative benchmark rate are determined. The Company has floating rate debt, linked to the London Inter-bank Offered Rate, which it cash flow hedges using interest rate swaps. Details of the financial instruments affected by the interest rate benchmark reform together with a summary of the actions taken by the Company to manage the risks relating to the reform and the accounting impact, including the impact on hedge accounting relationships, appear in Note 24.
In the current year, the Company has applied a number of amendments to IFRS Standards and Interpretations issued by the IASB that are effective for annual periods beginning on or after January 1, 2021. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

New Standards and Interpretations Issued but Not Yet Effective

As of the date of authorization of the Company's financial statements, certain new standards, amendments and interpretations, and improvements to existing standards have been published by the IASB but are not yet effective and have not been adopted early by the Company. Management anticipates that all of the relevant pronouncements will be adopted in the first reporting period following the date of application. Information on new standards, amendments and interpretations, and improvements to existing standards, which could potentially impact the Company’s financial statements, are detailed as follows:

On January 23, 2020, the IASB published Classification of Liabilities as Current or Non-current (Amendments to IAS 1), which affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items. The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments are effective on January 1, 2023 and will be applied retrospectively. Management is currently assessing, but has not yet determined, the impact on the Company’s financial statements.

On May 14, 2020, the IASB published Property, Plant and Equipment: Proceeds Before Intended Use (Amendments to IAS 16), which prohibits deducting amounts received from selling items produced while preparing the asset for its intended use from the cost of property, plant and equipment. Instead, such sales proceeds and related costs will be recognized in earnings. The amendments are effective on January 1, 2022. The amendments are applied retrospectively, but only to items of property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after the beginning of the earliest period presented in the financial statements in which the Company first applies the amendments. The Company will recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the beginning of that earliest period presented. Management has completed its analysis of the guidance and does not currently expect it to materially impact the Company’s financial statements.

On May 7, 2021, the IASB published Deferred Tax Related to Assets and Liabilities Arising From a Single Transaction (Amendments to IAS 12), which clarifies that the initial recognition exemption does not apply to transactions in which both deductible and taxable temporary differences will result in the recognition of equal deferred tax assets and liabilities, and that the Company is required to recognize deferred tax on such transactions. The amendments are effective on January 1, 2023. Management is currently assessing, but has not yet determined, the impact on the Company’s financial statements.

Certain other new standards and interpretations have been issued but are not expected to have a material impact on the Company’s financial statements.
Basis of Measurement
The consolidated financial statements have been prepared on the historical cost basis, except for certain financial instruments that are measured at revalued amounts or fair values at the end of each reporting period and the Company’s pension plans, post-retirement plans and other long-term employee benefit plans, as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 - Share-based Payment, leasing transactions that are within the scope of IFRS 16 - Leases, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 - Inventories or value in use in IAS 36 - Impairment of Assets.
Principal Accounting Policies
Basis of Consolidation
The consolidated financial statements include the accounts of the Parent Company and entities controlled by the Company (its subsidiaries). Control is achieved when (i) the Company has power over the investee, (ii) is exposed, or has rights, to variable returns from its involvement with the investee, and (iii) has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, subsidiaries acquired or disposed of during the year are reflected in the Company's earnings from the date the Company gains control until the date when the Company ceases to control the subsidiary.
Non-controlling interests in subsidiaries is presented in the consolidated balance sheets as a separate component of equity that is distinct from shareholders' equity. The carrying amount of the Company's interests and the non‑controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Changes in the Company's interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions.
Earnings and each component of other comprehensive income are attributed to the owners of the Company and to the non‑controlling interests. Total comprehensive income of the subsidiaries is attributed to the owners of the Company and to the non‑controlling interests based on their respective ownership interests, even if this results in the non‑controlling interests having a deficit balance.
All intercompany assets and liabilities, equity, income, expenses and cash flows relating to transactions between subsidiaries of the Company are eliminated on consolidation, including unrealized gains and losses on transactions between the consolidated entities.
IPG Asia Private Limited ("IPG Asia") and Capstone Polyweave Private Limited ("Capstone") have a fiscal year-end of March 31 due to Indian legislation. However, for consolidation purposes, the financial information for IPG Asia and Capstone is presented as of the same date as the Parent Company. All other subsidiaries have a reporting date identical to that of the Parent Company. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Parent Company.
Details of the Parent Company’s subsidiaries are as follows:

Name of Subsidiary	Principal Activity	Country of Incorporation and Residence	Proportion of Ownership Interest and Voting Power Held as of:
			December 31, 2021	December 31, 2020
Better Packages, Inc.	Manufacturing	United States	100%	100%
Capstone Polyweave Private Limited	Manufacturing	India	55%	55%
FIBOPE Portuguesa-Filmes Biorientados, S.A.	Manufacturing	Portugal	100%	100%
GPCP, Inc.	Manufacturing	United States	50.1%	50.1%
Intertape Packaging UK Limited	Manufacturing	Great Britain	100%	—%
Intertape Polymer Corp.	Manufacturing	United States	100%	100%
Intertape Polymer Europe GmbH	Distribution	Germany	100%	100%
Intertape Polymer Inc.	Manufacturing	Canada	100%	100%
Intertape Polymer Japan GK	Distribution	Japan	100%	100%
Intertape Polymer Woven USA Inc.	Manufacturing	United States	100%	100%
Intertape Woven Products Services, S.A. de C.V.	Non-operating	Mexico	100%	100%
Intertape Woven Products, S.A. de C.V.	Non-operating	Mexico	100%	100%
IPG Asia Private Limited (1)	Manufacturing	India	100%	100%
IPG (US) Holdings Inc.	Holding	United States	100%	100%
IPG (US) Inc.	Holding	United States	100%	100%
IPG Mauritius Holding Company Ltd	Holding	Mauritius	100%	100%
IPG Mauritius II Ltd	Holding	Mauritius	100%	100%
IPG Mauritius Ltd	Holding	Mauritius	100%	100%
Nuevopak Global Limited	Holding	Hong Kong	100%	—%
Nuevopak GmbH	Manufacturing	Germany	100%	—%
Nuevopak (Jiangmen) Environmental & Technology Company Ltd	Manufacturing	China	100%	—%
Nuevopak Technology Company Limited	Holding	Hong Kong	100%	—%
Octo Packaging Limited	Holding	Hong Kong	100%	—%
Polyair Canada Limited	Manufacturing	Canada	100%	100%
Polyair Corporation	Manufacturing	United States	100%	100%
Spuntech Fabrics Inc.	Holding	Canada	100%	100%
(1)    Formerly known as Powerband Industries Private Limited.

Business Acquisitions

The Company applies the acquisition method of accounting for business acquisitions. The consideration transferred by the Company to obtain control of a subsidiary, or a group of assets that qualifies as a business, is measured at fair value, which is calculated as the sum of the acquisition-date fair values of assets transferred, liabilities incurred, and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition costs are expensed as incurred.

Assets acquired and liabilities assumed are generally measured at their acquisition-date fair values. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period (which cannot exceed one year from the acquisition date), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

When the consideration transferred by the Company in a business combination includes a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the total consideration transferred in a business combination. Changes in fair value of the contingent consideration that qualify as measurement period adjustments are made retrospectively, with corresponding adjustments against goodwill. Changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments are made in the current period, with corresponding adjustments recognized in earnings.

Refer to Note 19 for more information regarding business acquisitions.

Non-controlling Interests

Non-controlling interests represent the equity in subsidiaries that are not attributable, directly or indirectly, to the Parent Company. A non-controlling interest is initially recognized as the proportionate share of the identifiable net assets of the subsidiary on the date of its acquisition and is subsequently adjusted for the non-controlling interest’s share of the acquired subsidiary’s earnings and any changes to capital, including dividends paid to the non-controlling interest, as well as changes in foreign currency exchange rates where applicable.
Foreign Currency Translation
Functional and presentation currency
The consolidated financial statements are presented in US dollars, which is the Company’s presentation currency. Items included in the financial statements of each of the consolidated entities are measured using the currency of the primary economic environment in which such entity operates (the “functional currency”). The significant functional currencies of the different consolidated entities include the US dollar, Canadian dollar ("CDN"), Indian rupee ("INR") and Euro. The Company has other functional currencies that are not considered significant for each of the years in the three-year period ended December 31, 2021.
The Parent Company's functional currency is CDN, which is different than the Company's presentation currency. The Company elected to present its consolidated financial statements in US dollars as it is the predominate currency of the consolidated entities and as a result, most of the Company's cash flows are in US dollars.
For the purpose of presenting consolidated financial statements, all assets, liabilities and transactions of entities with a functional currency other than the US dollar are translated to US dollars upon consolidation. On consolidation, assets and liabilities have been translated to US dollars using the closing exchange rate in effect at the balance sheet date, and revenues and expenses are translated at each month-end’s average exchange rate. The resulting translation adjustments are recognized in other consolidated comprehensive income (loss) ("OCI") and accumulated in a foreign exchange translation reserve (attributed to non-controlling interests as appropriate).
When a foreign operation is partially disposed of or sold, exchange differences that were recorded in equity are recognized in earnings as part of the gain or loss on sale. When there is no reduction in the ownership percentage, exchange differences recorded in equity will remain in equity until the foreign operation is partially or fully disposed of or sold.
Goodwill arising on the acquisition of a foreign entity is treated as an asset of the foreign entity and translated at the closing rate. Exchange differences arising are charged or credited to OCI and recognized in the cumulative translation adjustment account within accumulated OCI in equity.
Foreign currency transactions and balances

Transactions denominated in currencies other than the functional currency of a consolidated entity are translated into the functional currency of that entity using the exchange rates prevailing at the date of each transaction.

At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
Foreign exchange gains or losses arising on settlement or translation of monetary items are recognized in earnings in finance costs (income) - other expense (income), net in the period in which they arise, except (i) when deferred in OCI as a qualifying hedge (refer to Note 24) or (ii) exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur in the foreseeable future (therefore forming part of the net investment in the foreign operation) which is recognized in OCI until disposal or partial disposal of the net investment at which time it is reclassified to profit or loss. Tax charges and credits attributable to exchange differences on qualifying hedges are also recognized in OCI.
Segment Reporting
The Company operates in various geographic locations and develops, manufactures and sells a variety of products to a diverse customer base. Most of the Company’s products are made from similar processes. A vast majority of the Company’s products, while brought to market through various distribution channels, generally have similar economic characteristics. The Company’s decisions about resources to be allocated are predominantly determined as a whole based on the Company’s operational, management and reporting structure. The chief operating decision maker primarily assesses the Company’s performance as a single reportable segment.
Revenue Recognition
The Company recognizes revenues from the sale of goods classified within six product categories: tape, film, engineered coated products, protective packaging, packaging machinery and other. Refer to Note 21 for additional information on revenue by product category and geographical location.
The vast majority of the Company's customer arrangements contain a single performance obligation to transfer manufactured goods. Revenue is recognized when control of goods has transferred to customers. Control is considered transferred in accordance with the terms of sale, generally when goods are shipped to external customers as that is generally when legal title, physical possession and risks and rewards of goods/services transfers to the customer. The normal credit term is 30 days upon delivery.
Revenue is recognized at the transaction price that the Company expects to be entitled. In determining the transaction price, the Company considers the effects of variable consideration. The main sources of variable consideration for the Company are customer rebates and cash discounts. These incentives are recorded as a reduction to revenue at the time of the initial sale using the most-likely amount estimation method. The most-likely amount method is based on the single most likely outcome from a range of possible consideration outcomes. The range of possible consideration outcomes are primarily derived from the following inputs: sales terms, historical experience, trend analysis, and projected market conditions in the various markets served. Because the Company serves numerous markets, the sales incentive programs offered vary across businesses, but the most common incentive relates to amounts paid or credited to customers for achieving defined volume levels or growth objectives. There are no material instances where variable consideration is constrained and not recorded at the initial time of sale.
Certain contracts provide a customer with a right to return goods if certain conditions are met. Product returns are recorded as a reduction to revenue and refund liability based on anticipated sales returns that occur in the normal course of business. At the same time, the Company has a right to recover the product when customers exercise their right of return, and the Company consequently recognizes a right to returned goods assets and a corresponding adjustment to cost of sales. At this time, the Company believes it is highly unlikely that a significant reversal in the cumulative revenue recognized will occur given the consistent level of claims over previous years. Refer to the section below entitled "Allowance for expected credit loss and revenue adjustments" for additional discussion. Sales, use, value-added, and other excise taxes are not recognized in revenue.
Borrowing Costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily takes a substantial period of time to get ready for its intended use or sale, are added to the cost of those assets until such time as the assets are substantially ready for their intended use or sale. All other borrowing costs are recognized in earnings within interest in finance costs in the period in which they are incurred. Borrowing costs consist of interest and other costs incurred in connection with the borrowing of funds.
Research Expenses
Research expenses are expensed as they are incurred, net of any related investment tax credits, unless the criteria for capitalization of development expenses are met.
Government Grants

Grants from governments are recognized at their fair value when there is a reasonable assurance that the grant will be received and / or earned, and any specified conditions will be met.

Government grants are recognized in earnings on a systematic basis over the periods in which the Company recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, grants received in relation to the purchase and construction of plant and equipment are included in non-current liabilities as deferred income in other liabilities and are recognized in earnings on a straight-line basis over the estimated useful life of the related asset.

Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs are recognized in earnings in the period in which they become receivable.

The benefit of a government loan at a below-market rate of interest is treated as a government grant, measured as the difference between proceeds received and the fair value of the loan based on prevailing market interest rates.
Share-Based Compensation Expense
Stock options
Stock option expense is based on the grant date fair value of the awards expected to vest over the vesting period. Forfeitures are estimated at the time of the grant and are included in the measurement of the expense and are subsequently adjusted to reflect actual events. For awards with graded vesting, the fair value of each tranche is recognized on a straight-line basis over its vesting period.
Any consideration paid by participants on exercise of stock options is credited to capital stock together with any related share-based compensation expense originally recorded in contributed surplus. If the amount of the tax deduction (or estimated future tax deduction) exceeds the amount of the related cumulative remuneration expense for stock options, this indicates that the tax deduction relates not only to remuneration expense but also to an equity item. In this situation, the Company recognizes the excess of the associated current or deferred tax to contributed surplus prior to an award being exercised, and any such amounts are transferred to capital stock upon exercise of the award.
Deferred share units
Deferred share units ("DSUs") are settled in cash only and, as a result, the corresponding liability is remeasured to fair value at the end of each reporting period. The fair value of DSUs is based on the volume weighted average trading price ("VWAP") of the Company’s common shares on the TSX for the five consecutive trading days immediately preceding the end of each reporting period. As a result, the amount of expense recognized can vary due to changes in the stock price from period to period until the DSUs are settled, expire, or are otherwise cancelled. The corresponding liability is recorded on the Company’s consolidated balance sheet under the caption share-based compensation liabilities, current, for amounts expected to settle in the next twelve months and share-based compensation liabilities, non-current for amounts expected to settle in more than twelve months. Generally, unless the participant has made a specific election to defer the settlement of DSUs to the calendar year following their separation from service, the DSU liabilities are classified as current as the Company does not have an unconditional right to defer settlement of the liabilities for at least twelve months after the reporting period end date. DSUs are expensed as earned and vested over the service period.

Performance share units
Performance share unit ("PSUs") are settled in cash only and, as a result, the corresponding liability is remeasured to fair value at the end of each reporting period.
PSUs granted during the three years ending December 31, 2021 are subject to market (50 percent) and non-market performance conditions (50 percent) as well as a time-based vesting condition. Accordingly, the fair value of such PSUs is based 50 percent on a Monte Carlo valuation model at each reporting date and 50 percent on the Company's VWAP of common shares on the TSX for the five consecutive trading days immediately preceding the reporting period end multiplied by the number of PSUs expected to vest based on estimated achievement of non-market performance criteria at the reporting period end. Expense is recognized over the vesting period. As a result, the amount of expense recognized can vary due to changes in the model variables, stock price and estimated achievement of non-market performance criteria, from period to period, until the PSUs are settled, expire or are otherwise cancelled. The corresponding liability is recorded on the Company’s consolidated balance sheet under the caption share-based compensation liabilities, current for amounts expected to settle in the next twelve months and share-based compensation liabilities, non-current for amounts expected to settle in more than twelve months. The cash payment at settlement is calculated based on the number of settled PSUs held by the participant, multiplied by the VWAP of the Company’s common shares on the TSX for the five consecutive trading days immediately preceding the day of settlement. PSUs accrue dividend equivalents which are paid in cash at the settlement date. A dividend equivalent is calculated as the number of settled PSUs multiplied by the amount of cash dividends per share declared and paid by the Company between the date of grant and the settlement date.
PSUs granted prior to December 31, 2017 which settled during the three years ending December 31, 2021 were subject only to a market performance condition (100 percent) and time-based vesting condition.
Restricted share units
Restricted share units ("RSUs") are settled in cash only and, as a result, the corresponding liability is remeasured to fair value at the end of each reporting period. The fair value of RSUs is based on the VWAP of the Company’s common shares on the TSX for the five consecutive trading days immediately preceding the end of each reporting period. The RSUs are expensed over the vesting period. As a result, the amount of expense recognized can vary due to changes in the stock price from period to period until the RSUs are settled, expire, or are otherwise cancelled. The corresponding liability is recorded on the Company’s consolidated balance sheet under the caption share-based compensation liabilities, current for amounts expected to settle in the next twelve months and share-based compensation liabilities, non-current for amounts expected to settle in more than twelve months. The cash payment at settlement is calculated based on the number of settled RSUs held by the participant, multiplied by the VWAP of the Company’s common shares on the TSX for the five consecutive trading days immediately preceding the day of settlement. RSUs accrue dividend equivalents which are paid in cash at the settlement date. A dividend equivalent is calculated as the number of settled RSUs multiplied by the amount of cash dividends per share declared and paid by the Company between the date of grant and the settlement date
Refer to Note 18 for more information regarding share-based payments.

Income Taxes

Current and deferred taxes are recognized in the consolidated statement of earnings, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.
Current tax
Current tax is based on the results for the period as adjusted for items that are not taxable or deductible. Current tax is calculated using tax rates and laws enacted or substantially enacted at the reporting date in the countries in which the Company operates and generates taxable income.
Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation. A provision is recognized for those matters for which the tax determination is uncertain, but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgment of tax professionals within the Company supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice. As of December 31, 2021 and 2020, the Company does not have any matters for which the tax determination is uncertain and as such, no provision has been recognized.
Deferred tax

Deferred tax is the tax expected to be payable or recoverable on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit and is accounted for using the liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which they can be utilized. This is assessed based on the Company’s forecast of future operating results, adjusted for significant non-taxable income and expenses and specific limits on the use of any unused tax loss or credit.
Deferred tax is calculated using tax rates and laws enacted or substantially enacted at the reporting date in the countries where the Company operates, and which are expected to apply when the related deferred income tax asset is realized, or the deferred tax liability is settled.
The carrying amounts of deferred tax assets are reviewed at each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting period and are recognized to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.
Deferred tax assets and deferred tax liabilities are offset only if a legally enforceable right exists to set off the recognized amounts and the deferred taxes relate to the same taxable entity and the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.
Earnings Per Share
Basic earnings per share is calculated by dividing the net earnings attributable to Company shareholders by the weighted average number of common shares outstanding during the period, including the effect of stock option activity and common shares repurchased.
Diluted earnings per share is calculated by dividing the net earnings attributable to Company shareholders by the weighted average number of common shares outstanding during the period, including the effect of stock option activity and common shares repurchased and for the effects of all dilutive potential outstanding stock options.
Dilutive potential outstanding stock options includes the total number of additional common shares that would have been issued by the Company assuming stock options with exercise prices below the average market price for the period were exercised and reduced by the number of shares that the Company could have repurchased if it had used the assumed proceeds from the exercise of stock options to repurchase them on the open market at the average share price for the period.
Refer to Note 6 for more information regarding earnings per share.
Financial Instruments
Financial assets and liabilities are recognized when the Company becomes party to the contractual provisions of the financial instrument.
Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and all substantial risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or when it expires.

Classification and initial measurement of financial assets

The Company’s financial assets consist of cash, trade receivables, and supplier rebates and other receivables.

Financial assets, other than those designated and effective as hedging instruments, are classified at initial recognition into one of the following categories:

•measured at amortized cost,
•fair value through earnings, or
•fair value through OCI.

The classification of financial assets at initial recognition depends on the financial asset's contractual cash flow characteristics and the Company's business model for managing them.

In the case of financial assets not at fair value through earnings, and with the exception of trade receivables that do not contain a significant financing component, the Company initially measures a financial asset at its fair value adjusted for transaction costs.
In the case of financial assets at fair value through earnings, transaction costs directly attributable to the acquisition of financial assets or financial liabilities are recognized immediately in earnings.

Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price determined under IFRS 15 - Revenue from Contracts with Customers. Refer to the accounting policies discussed above in Revenue Recognition.

Subsequent measurement

In subsequent periods, the measurement of financial instruments depends on their classification. The classification is determined by both the Company’s business model for managing the financial asset and the contractual cash flow characteristics of the financial asset.

Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as fair value through earnings):

•the financial asset is held within a business model whose objective is to hold the financial assets and collect its contractual cash flows
•the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, these are measured at amortized cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Company's cash, trade receivables, supplier rebates and other receivables fall into this category of financial instruments. The expense relating to the allowance for expected credit loss is recognized in earnings in selling, general and administrative expense ("SG&A").

In the periods presented the Company does not have any financial assets categorized as fair value through OCI.

Financial assets that are held within a different business model other than ‘hold to collect’ or ‘hold to collect and sell’ are categorized at fair value through earnings. Further, irrespective of business model, financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through earnings. Assets in this category are measured at fair value with gains or losses recognized in earnings. The fair values of financial assets in this category are determined by reference to active market transactions or using a valuation technique where no active market exists. All derivative financial instruments fall into this category, except for those designated and effective as hedging instruments, for which the hedge accounting requirements apply (see below).
Impairment of financial assets
The Company recognizes a loss allowance for expected credit losses arising from financial assets. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
The Company applies a simplified approach for calculating expected credit losses for trade and other receivables. The Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, the Company uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix. The Company assesses impairment of trade receivables on a collective basis as they possess shared credit risk characteristics and have been grouped based on the days past due. Refer to Note 24 for a detailed analysis of how the impairment requirements of IFRS 9 - Financial Instruments ("IFRS 9") are applied.
Classification and measurement of financial liabilities
The Company’s financial liabilities include accounts payable and accrued liabilities (excluding employee benefits and taxes payable), borrowings (excluding lease liabilities), contingent consideration liabilities, non-controlling interest put options, and interest rate swap agreements.
Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Company designated a financial liability at fair value through earnings. Subsequently, financial liabilities are measured at amortized cost using the effective interest method, except for derivatives and financial liabilities designated at fair value through earnings. The Company's accounts payable and accrued liabilities (excluding employee benefits and taxes payable) and borrowings (excluding lease liabilities) fall into this category of financial instruments.
Derivatives (other than those that are designated and effective as hedging instruments) and financial liabilities designated at fair value through earnings are carried subsequently at fair value with gains or losses recognized in earnings. The Company's non-controlling interest put options and contingent consideration liabilities fall into this category of financial instruments. Changes in the fair values of the non-controlling interest put options and contingent consideration liabilities are recognized in earnings in finance costs. Refer to Note 24 for more information regarding the fair value measurement and classification of put options relating to the Capstone non-controlling interest, and contingent consideration liabilities.
All interest-related charges for financial liabilities measured at amortized cost are recognized in earnings in finance costs. Discounting is omitted where the effect of discounting is immaterial.
Derivative instruments and hedging

Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in earnings immediately unless the derivative is designated and effective as a hedging instrument, in which event, the timing of the recognition in earnings depends on the nature of the hedge relationship.

Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Derivatives are not offset in the financial statements unless the Company has both a legally enforceable right and intention to offset.

A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than twelve months and it is not due to be realized or settled within twelve months. Other derivatives are presented as current assets or current liabilities.

The Company applies hedge accounting to arrangements that qualify and are designated for hedge accounting treatment.
For the purpose of hedge accounting, hedges are classified as:
•fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;
•cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognized firm commitment; or
•hedges of a net investment in foreign operations.
When the requirements for hedge accounting are met at inception, the Company may designate a certain financial instrument as a hedging instrument in a hedge relationship. Upon designation, the Company documents the relationships between the hedging instrument and the hedged item, including the risk management objectives and strategy in undertaking the hedge transaction, and the methods that will be used to assess the effectiveness of the hedging relationship.
At inception of a hedge relationship and at each subsequent reporting date, the Company evaluates if the hedging relationship qualifies for hedge accounting under IFRS 9, which requires the following conditions to be met:
•there is an economic relationship between the hedged item and the hedging instrument;
•the effect of credit risk does not dominate the value changes that result from that economic relationship; and
•the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the entity actually hedges and the quantity of the hedging instrument that the entity actually uses to hedge that quantity of hedged item.

Cash flow hedges

The Company has certain interest rate swap agreements designated as cash flow hedges. These arrangements have been entered into to mitigate the risk of change in cash flows due to the fluctuations in interest rates applicable on the Company's floating rate borrowings. Such derivative financial instruments used for hedge accounting are recognized initially at fair value on the date on which the derivative contract is entered into and are subsequently reported at fair value in the consolidated balance sheets.

To the extent that the hedge is effective, changes in the fair value of the derivatives designated as hedging instruments in cash flow hedges are recognized in OCI and are included within the reserve for cash flow hedges in equity. Any ineffectiveness in the hedge relationship is recognized immediately in earnings.

Hedge accounting is discontinued prospectively when a derivative instrument ceases to satisfy the conditions for hedge accounting or is sold or liquidated. If the hedging relationship ceases to meet the effectiveness conditions, hedge accounting is discontinued, and the related gain or loss is held in the equity reserve until reclassified to the consolidated statement of earnings in the same period or periods during which the hedged future cash flows affect earnings. If the hedged item ceases to exist before the end of the original hedge term, the unrealized hedge gain or loss in OCI is reclassified immediately in the consolidated statement of earnings.

Interest rate swap agreements that economically hedge the risk of changes in cash flows due to the fluctuations in interest rates applicable on the Company's variable rate borrowings, but for which hedge accounting is not applied, are measured at fair value through earnings.
Refer to Note 24 for more information regarding interest rate swap agreements.
Hedge of a net investment in foreign operations
Hedges of a net investment in foreign operations, including a hedge of a monetary item that is accounted for as part of the net investment, are accounted for similar to cash flow hedges. Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized in OCI and any gains or losses relating to the ineffective portion are recognized in the statement of earnings. On disposal of a foreign operation, the cumulative value of any such gains or losses recorded in equity is reclassified immediately in earnings.
The Company uses some of its borrowings as a hedge of its exposure to foreign exchange risk on its investments in foreign operations.
Refer to Note 24 for more information regarding net investment hedging.
Cash

Cash comprises cash at banks and on hand.
Inventories
Inventories consists of raw materials, works in process, finished goods and parts and supplies.
Inventories are measured at the lower of cost or net realizable value.
Cost is assigned by using the first in, first out cost formula, and includes all costs of purchases, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. Trade discounts, rebates and other similar items are deducted in determining the costs of purchases. The cost of work in process and finished goods includes the cost of raw materials, direct labor and a systematic allocation of fixed and variable production overhead incurred in converting materials into finished goods. The allocation of fixed production overheads to the cost of conversion is based on the normal capacity of the manufacturing facilities.
Net realizable value of raw materials, works in process, finished goods is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated selling expenses. Net realizable value of parts and supplies is the estimated replacement cost.
Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation, accumulated impairment losses and the applicable investment tax credits earned. The cost of an item of property, plant and equipment, excluding leases which are discussed in the Leases section below, includes its purchase price or manufactured cost including costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and, where applicable, borrowing costs, and an initial estimate of the costs of dismantling and removing the item and restoring the leased site on which it is located.
Depreciation is recognized using the straight-line method over the estimated useful lives of like assets as outlined below or, if lower, over the terms of the related leases:

Years
Land	Indefinite
Buildings and related major components	3 to 60
Manufacturing equipment and related major components	3 to 30
Computer equipment and software	3 to 15
Furniture, office equipment and other	3 to 10
Assets related to restoration provisions	Expected remaining term of the lease

Right-of-use assets are depreciated over the shorter period of the lease term and the useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset.
The depreciation methods, useful lives and residual values related to property, plant and equipment are reviewed at each reporting date, or more frequently when there is an indication that they have changed and are adjusted if necessary.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment, and are depreciated over their respective useful lives. Depreciation of an asset begins when it is available for use in the location and condition necessary for it to be capable of operating in the manner intended by management. Manufacturing equipment under construction is not depreciated. Depreciation of an asset ceases at the earlier of the date on which the asset is classified as held for sale or is included in a disposal group that is classified as held for sale, and the date on which the asset is disposed.
The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the asset if it is probable that the future economic benefits embodied within the part will flow to the Company, and its cost can be measured reliably. At the same time, the carrying amount of the replaced part is assessed for impairment. The costs of the day-to-day servicing of property, plant and equipment, and repairs and maintenance are recognized in earnings as incurred.

An item of property, plant and equipment is derecognized upon disposal or impaired when no future economic benefits are expected to arise from the continued use of the asset. Gains or losses arising from the disposal of property, plant and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the assets and are recognized in earnings in the category consistent with the function of the property, plant and equipment.
Depreciation expense is recognized in earnings in the expense category consistent with the function of the property, plant and equipment.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in business acquisitions. Goodwill is carried at cost less any accumulated impairment losses.
Intangible Assets

Intangible assets acquired separately
When intangible assets are purchased separately, the cost is comprised of the purchase price and any directly attributable cost of preparing the asset for its intended use. Intangible assets with finite lives are carried at cost less accumulated amortization and accumulated impairment losses.
Intangible assets with indefinite lives that are acquired separately are carried at cost less accumulated impairment losses. The Company has trademarks and trade names which are identifiable intangible assets for which the expected useful life is indefinite. The trademarks and trade names represent the value of brand names primarily acquired in business acquisitions, which management expects will provide benefits to the Company for an indefinite period.
When intangible assets are purchased with a group of assets, the cost of the group of assets is allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of purchase.

Internally generated intangible assets
An internally-generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following conditions have been demonstrated:

• the technical feasibility of completing the intangible asset so that it will be available for use or sale;
• the intention to complete the intangible asset and use or sell it;
• the ability to use or sell the intangible asset;
• the ways in which the intangible asset can generate probable future economic benefits;
• the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
• the ability to measure reliably the expenditure attributable to the intangible asset during its development.
For capitalized internally developed software, directly attributable costs include employee costs incurred on solution development and implementation along with an appropriate portion of borrowing costs. Where no internally generated intangible asset can be recognized, development expenditure is recognized in the earnings in the period in which it is incurred.
Subsequent to initial recognition, internally generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Intangible assets acquired in a business combination

Intangible assets acquired in a business combination and recognized separately from goodwill are recognized initially at their fair value at the acquisition date (which is regarded as their cost).

Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

Amortization is recognized using the straight-line method over their estimated useful lives as follows:

Years
Customer lists, license agreements and software	1 to 20
Patents and trademarks being amortized	2 to 15
Non-compete agreements	3 to 10
The amortization methods, useful lives and residual values related to intangible assets are reviewed at each reporting date, or more frequently when there is an indication that they have changed and adjusted if necessary, with the effect of any changes in estimate being accounted for on a prospective basis. Amortization begins when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by management. Amortization expense is recognized in earnings in the expense category consistent with the function of the intangible asset.
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use. The gain or loss on disposal is determined as the difference between the net disposal proceeds and the carrying amount of the asset and is recognized in earnings in the expense category consistent with the function of the intangible asset.
Impairment Testing of Long-Lived Assets

At each reporting date, the Company reviews the carrying amounts of its intangible assets, goodwill and property, plant and equipment to determine whether there is any indication that those assets have suffered any impairment loss. If any such indication exists, or when required annual impairment testing is performed on intangible assets including software applications in development and not yet available for use and trademark and trade names with indefinite useful lives, the recoverable amount of the asset is estimated to determine the extent of the impairment loss, if any exists.

For impairment assessment purposes, assets are grouped at the lowest levels for which there are largely independent cash inflows, known as a "cash-generating unit" or "CGU". An impairment loss is recognized for the amount by which the asset's (or CGU's) carrying amount exceeds its recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of other assets or groups of assets. Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the CGU to which the asset belongs. Goodwill is allocated to those CGUs that are expected to benefit from synergies of related business acquisitions and that represent the lowest level within the group at which management monitors goodwill.
The recoverable amount is the higher of its value in use and its fair value less costs of disposal. To determine the value in use, management estimates the expected future cash flows from each CGU and determines an appropriate discount rate in order to calculate the present value of those cash flows. Fair value in this case represents the price that would be received to sell an asset or CGU in an orderly transaction between market participants, less the associated costs of disposal. The Company determines the recoverable amount and compares it with the carrying amount. If the carrying amount exceeds the recoverable amount, an impairment loss is recognized for the difference. Impairment losses are recognized in earnings in the expense category consistent with the function of the associated corresponding property, plant and equipment or intangible asset. Impairment losses recognized with respect to CGUs are allocated first to reduce the carrying amount of any goodwill allocated to that CGU, and then to reduce the carrying amounts of other assets within the unit or group of units on a pro rata basis applied to the carrying amount of each asset in the unit or group of units.
With the exclusion of goodwill, whose impairment losses may not be reversed, an assessment is made at each reporting date as to whether there is any indication that previously recognized asset impairment losses may no longer exist or may have decreased. In this case, the Company will estimate the recoverable amount of that asset and, if appropriate, record a partial or entire reversal of the previously recognized impairment. Upon such reversal, the adjusted carrying amount of the asset will not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years.
Goodwill is subject to impairment testing at least annually, or more frequently if events or changes in circumstances indicate the carrying amount may be impaired. Goodwill is considered to be impaired when the carrying amount of the CGU or group of CGUs to which the goodwill has been allocated exceeds its fair value. Any resulting impairment loss would be recognized in the statement of earnings.
Provisions
Provisions represent liabilities to the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Provisions are measured at the present value of the expected consideration to settle the obligation which, when the effect of the time value of money is material, is determined using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision during the period to reflect the passage of time is recognized in earnings as a finance cost.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, and if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably, a receivable is recognized as an asset.
A provision is recorded in connection with environmental expenditures relating to existing conditions caused by past operations that do not contribute to current or future cash flows. Provisions for liabilities related to anticipated remediation costs are recorded on a discounted basis, if the effects of discounting are material, when they are probable and reasonably estimable, and when a present obligation exists as a result of a past event. Environmental expenditures for capital projects that contribute to current or future operations generally are capitalized and depreciated over their estimated useful lives.
A provision is recorded in connection with the estimated future costs to restore leased property to their original condition, as required by the terms and conditions of the lease, and are recognized when the obligation is incurred, either at the commencement date of the lease or as a consequence of having used the underlying asset during a particular period of the lease, at the Company's best estimate of the expenditure that would be required to restore the asset. The liability and a corresponding asset are recorded on the Company’s consolidated balance sheet under the captions provisions, and property, plant and equipment (buildings), respectively. The provision is reviewed at the end of each reporting period to reflect the passage of time, changes in the discount rate and changes in the estimated future restoration costs. The Company amortizes the amount capitalized to property, plant and equipment on a straight-line basis over the expected lease term and recognizes a financial cost in connection with the discounted liability over the same period. Changes in the liability are added to, or deducted from, the cost of the related asset in the current period. These changes to the capitalized cost result in an adjustment to depreciation and interest.
A provision is recorded in connection with termination benefits at the earlier of the date on which the Company can no longer withdraw the offer of those benefits and the date on which the Company recognizes costs related to restructuring activities. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. If benefits are not expected to be settled wholly within 12 months of the end of the reporting period, they are presented on a discounted basis, if the effects of discounting are material.

The Company is engaged from time-to-time in various legal proceedings and claims that have arisen in the ordinary course of business. The Company records liabilities for legal proceedings in those instances where it can reasonably estimate the amount of the loss and where liability is probable.

Pension, Post-Retirement and Other Long-term Employee Benefits
The Company has defined contribution plans, defined benefit pension plans, other post-retirement benefit plans, and other long-term employee benefit plans for certain of its employees in Canada and the US.
Defined contribution plans
A defined contribution plan is a post-retirement benefit plan under which the Company pays fixed contributions into a separate entity and to which it will have no legal or constructive obligation to pay future amounts. The Company contributes to several state plans, multi-employer plans, retirement savings plans and insurance funds for individual employees that are considered defined contribution plans. Contributions to defined contribution pension plans are recognized as an employee benefit expense in consolidated earnings in the periods during which services are rendered by employees.
Defined benefit plans
A defined benefit plan is a post-retirement benefit plan other than a defined contribution plan. For defined benefit pension plans, other post-retirement benefit plans and other long-term employee benefit plans, the benefits expense and the related obligations are actuarially determined on a quarterly basis by independent qualified actuaries using the projected unit credit method when the effects of discounting are material.
The asset or liability related to a defined benefit plan recognized in the consolidated balance sheet is the present value of the defined benefit obligation at the end of the reporting period, less the fair value of plan assets, together with adjustments for the asset ceiling and minimum funding liabilities. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows.
Defined benefit expenses consist of: current service costs, past service costs, net interest expense, and settlement gains and losses. Defined benefit expenses are recognized in consolidated earnings in cost of sales and selling and administrative expenses. Current service cost is recognized in consolidated earnings in the periods during which services are rendered by employees and is calculated using a separate discount rate to reflect the longer duration of future benefit payments associated with the additional year of service to be earned by the plan's active participants. Past service costs are recognized in consolidated earnings immediately following the introduction of, or changes to, a pension plan. Net interest expense is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. Gains and losses on settlement of a defined benefit plan are recognized in consolidated earnings when the settlement occurs. Remeasurements, comprising actuarial gains and losses, the effect of the asset ceiling, the effect of minimum funding requirements and the return on plan assets (excluding amounts included in net interest expense) are recognized immediately in OCI, net of income taxes, and in deficit.
For funded plans, surpluses are recognized only to the extent that the surplus is considered recoverable. Recoverability is primarily based on the extent to which the Company can unilaterally reduce future contributions to the plan. Any reduction in the recognized asset is recognized in OCI, net of income taxes, and in deficit.
An additional liability is recognized based on the minimum funding requirement of a plan when the Company does not have an unconditional right to the plan surplus. The liability and any subsequent remeasurement of that liability is recognized in OCI, net of income taxes, and in deficit.
Other
A liability is recognized for benefits to employees in respect of wages and salaries, annual leave and sick leave that are expected to be settled wholly within twelve months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as accounts payable and accrued liabilities in the balance sheet.
Leases

The Company assesses whether a contract is or contains a lease, at inception of the contract. Contracts that meet the definition of a lease are recognized on the balance sheet as a right-of-use asset and a corresponding lease liability, unless they are determined to be low value (such as small office equipment) or short-term leases (defined as leases with a lease term of 11 months or less). Lease payments related to low value and short-term leases are recognized in earnings on a straight-line basis over the lease term. The classification of a short-term lease is re-assessed if the terms of the lease are changed.

At the lease commencement date, the lease liability is measured as the present value of the lease payments unpaid at that date, including non-lease components, discounted using the interest rate implicit in the lease if that rate is readily available or the Company’s incremental borrowing rate determined by reference to current market rates for a similarly rated industrial company issuing debt for maturities approximating the term of the lease. Lease payments are apportioned between the finance cost and the liability. The finance charge is recognized in earnings in finance costs and is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed payments), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

At the lease commencement date, the right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received). Right-of-use assets are depreciated on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. Lease term includes extension and early termination options when it is reasonably certain that the Company will exercise the option.

The lease liability is remeasured to reflect any reassessment or modification, and the corresponding adjustment is reflected in the right-of-use asset, or earnings if the right-of-use asset is already fully depreciated.

In the consolidated balance sheets, the right-of-use assets have been included under the caption property, plant and equipment and lease liabilities are presented under the caption borrowings and lease liabilities, current for amounts expected to settle in the next twelve months and borrowings and lease liabilities, non-current for amounts expected to settle in more than twelve months.

Variable lease payments that are not recognized as a lease liability include usage charges on manufacturing equipment, inventory handling charges at warehouses and common area maintenance on office buildings and manufacturing facilities. Variable lease payments are expensed in the period they are incurred.
Equity
Capital stock represents the amount received on issuance of shares (less any issuance costs and net of taxes) and share-based compensation expense credited to capital on stock options exercised, less common shares repurchased equal to the carrying value.
Contributed surplus includes amounts related to equity-settled share-based compensation until such equity instruments are exercised or settled, in which case the amounts are transferred to capital stock or reversed upon forfeiture if not vested.
Accumulated other comprehensive income consists of the cumulative translation adjustment account and the reserve for cash flow hedges. The cumulative translation adjustment account comprises all foreign currency translation differences arising on the translation of the consolidated entities that use a functional currency different than US dollars, as well as the effective portion of the foreign currency differences arising from the Company's hedge of its net investment in foreign operations. The reserve for cash flow hedges includes gains and losses on certain derivative financial instruments designated as hedging instruments until such time as the hedged forecasted cash flows affect earnings.
Deficit includes all current and prior period earnings or losses, the excess of the purchase price paid over the carrying value of common share repurchases, dividends on common shares, and the remeasurement of the defined benefit liability net of income tax expense (benefit).
Dividends
Dividend distributions to the Company’s shareholders are recognized as a liability in the consolidated balance sheets if not paid in the period in which dividends are approved by the Company’s Board of Directors.
Critical Accounting Judgments, Estimates and Assumptions
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Significant changes in the underlying assumptions could result in significant changes to these estimates. Consequently, management reviews these estimates on a regular basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about these significant judgments, assumptions and estimates that have the most significant effect on the recognition and measurement of assets, liabilities, income and expenses are summarized below.
Critical Judgments in Applying the Company's Accounting Policies
The following are the critical judgments, apart from those involving estimations (which are presented separately below), that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in financial statements.
Deferred income taxes
Deferred tax assets are recognized for unused tax losses and tax credits to the extent that it is probable that future taxable income will be available against which the losses can be utilized. These estimates are reviewed at every reporting date. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of the reversal of existing timing differences, future taxable income and future tax planning strategies. Refer to Note 5 for more information regarding income taxes.
Determination of the aggregation of operating segments
The Company uses judgment in the aggregation of operating segments for financial reporting and disclosure purposes. In doing so, management has determined that there are two operating segments consisting of a tape, film, protective packaging, and machinery segment, and an engineered coated product segment. The Company has aggregated these two operating segments into one reportable segment due to similar characteristics including the nature of goods and services provided to its customers, methods used in the sale and distribution of those goods and services, types of customers comprising its customer base, and the regulatory environment in which the Company operates.
Key Sources of Estimation Uncertainty
The key assumptions concerning the future, and other key sources of estimation uncertainty at the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below.
Impairments
At the end of each reporting period, the Company performs a test of impairment on assets subject to depreciation and amortization if there are indicators of impairment. CGUs containing goodwill or intangible assets having indefinite useful lives are tested at least annually, regardless of the existence of impairment indicators. An impairment loss is recognized when the carrying value of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The value in use is based on estimated discounted net future cash inflows, which are derived from management's financial forecast models of the estimated remaining useful life of the asset or CGU, and do not include restructuring activities to which the Company is not yet formally committed, nor any anticipated significant future investments expected to enhance the performance of the asset or CGU being tested. The calculated value in use varies depending on the discount rate applied to the estimated discounted cash flows, the estimated future cash flows, and the growth rate used for extrapolation purposes.
Refer to Note 13 for more information regarding asset impairment testing.
Pension, post-retirement and other long-term employee benefits
The cost of defined benefit pension plans and other post-retirement benefit plans and the present value of the related obligations are determined using actuarial valuations that require assumptions such as the discount rate to measure obligations, expected mortality and the expected health care cost trend. These assumptions are developed by management with the assistance of independent actuaries and are based on current actuarial benchmarks and management’s historical experience. Discount rates are determined close to each period-end by reference to market yields of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and have terms to maturity approximating the terms of the related pension benefit obligation. Actual results will differ from estimated results, which are based on assumptions. Refer to Note 20 for more information regarding the costs and obligations related to the pension, post-retirement and other long-term employee benefit plans and the sensitivity of those amounts to changes in these assumptions.
Uncertain tax positions
The Company is subject to taxation in numerous jurisdictions and may have transactions and calculations during the course of business for which the ultimate tax determination is uncertain. The Company maintains provisions for uncertain tax positions that it believes appropriately reflects its risk. These provisions are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date, liabilities in excess of the Company’s provisions could result from audits by, or litigation with, the relevant taxing authorities. As of December 31, 2021 and 2020, the Company does not have any matters for which the tax determination is uncertain and as such, no provision has been recognized. Refer to Note 5 for more information regarding income taxes.
Useful lives of depreciable assets
The Company depreciates property, plant and equipment over the estimated useful lives of the assets. Right-of-use assets are depreciated over the shorter period of the lease term and the useful life of the underlying asset. In determining the estimated useful life of these assets, significant judgment is required. Judgment is required to determine whether events or circumstances warrant a revision to the remaining periods of depreciation and amortization. The Company considers expectations of the in-service period of these assets in determining these estimates. The Company assesses the estimated useful life of these assets at each reporting date. If the Company determines that the useful life of an asset is different from the original assessment, changes to depreciation and amortization will be applied prospectively. The estimates of cash flows used to assess the potential impairment of these assets are also subject to measurement uncertainty. Actual results may vary due to technical or commercial obsolescence, particularly with respect to information technology and manufacturing equipment.
Right-of-use assets and lease liabilities

Extension and early termination options are included in a number of leases across the Company. These are used to maximize operational flexibility in terms of managing assets used in the Company's operations. In determining the lease term and lease payments to be included in the measurement of the corresponding right-of-use asset and lease liability, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise an early termination option. Extension options (or periods after early termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not early terminated). The lease term is reassessed if an option is actually exercised (or not exercised) or the Company becomes obliged to exercise (or not exercise) it. The assessment of reasonable certainty is only revised if a significant event or a significant change in circumstances occurs, which affects this assessment, and that is within the control of the lessee. Refer to Note 15 for information regarding lease liabilities.
Net realizable value of inventories
Inventories are measured at the lower of cost or net realizable value. In estimating net realizable values of inventories, management takes into account the most reliable evidence available at the time the estimate is made. Provisions for slow-moving and obsolete inventories are made based on the age and estimated net realizable value of inventories. The assessment of the provision involves management judgment and estimates associated with expected disposition of the inventory. Refer to Note 7 for information regarding inventories and write-downs of inventories.
Allowance for expected credit loss and revenue adjustments
During each reporting period, the Company makes an assessment of whether trade accounts receivable are collectible from customers. Accordingly, management establishes an allowance for estimated losses arising from non-payment and other revenue adjustments. The Company’s allowance for expected credit loss reflects lifetime expected credit losses using a provision matrix model, supplemented by an allowance for individually impaired trade receivables. The provision matrix is based on the Company’s historic credit loss experience, adjusted for any change in risk of the trade receivable population based on credit monitoring indicators, and expectations of general economic conditions that might affect the collection of trade receivables. The provision matrix applies fixed provision rates depending on the number of days that a trade receivable is past due, with higher rates applied the longer a balance is past due. The Company also records reductions to revenue for estimated returns, claims, customer rebates, and other incentives. These incentives are recorded as a reduction to revenue at the time of the initial sale using the most-likely amount estimation method. The most-likely amount method is based on the single most likely outcome from a range of possible consideration outcomes. The range of possible outcomes are primarily derived from the following inputs: sales terms, historical experience, trend analysis, and projected market conditions in the various markets served. If future collections and trends differ from estimates, future earnings will be affected. Refer to Note 24 for more information regarding the allowance for expected credit loss and the related credit risks.
Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows, when the effect of the time value of money is material.
The Company's provisions include environmental and restoration obligations, termination benefits and litigation provisions.
Refer to Note 16 for more information regarding provisions.
Share-based compensation
The estimation of share-based compensation fair value and expense requires the selection of an appropriate pricing model.
The model used by the Company for stock options is the Black-Scholes pricing model. The Black-Scholes model requires the Company to make significant judgments regarding the assumptions used within the model, the most significant of which are the expected volatility of the Company’s own common shares, the probable life of awards granted, the time of exercise, the risk-free interest rate commensurate with the term of the awards, and the expected dividend yield.
The model used by the Company for PSU awards subject to a market performance condition is the Monte Carlo simulation model. The Monte Carlo model requires the Company to make significant judgments regarding the assumptions used within the model, the most significant of which are the expected volatility of the Company’s own common shares as well as those of a peer group and the risk-free interest rate commensurate with the term of the awards. For PSU awards subject to a non-market performance condition, management estimates the expected achievement of performance criteria using long-range forecasting models.
Refer to Note 18 for more information regarding share-based payments.
Business acquisitions
Management uses various valuation techniques when determining the fair values of certain assets and liabilities acquired in a business combination. Refer to Note 19 for more information regarding business acquisitions.
COVID-19

The Company is closely monitoring the impacts of the coronavirus ("COVID-19") pandemic as a trigger for changes in critical accounting judgments, estimates and assumptions. Given the dynamic nature of the pandemic (including its duration and the severity of its impact on the global economy and the applicable governmental responses), the extent to which the COVID-19 pandemic impacts the Company’s future results will depend on unknown future developments and any further impact on the global economy and the markets in which the Company operates and sells its products, all of which remain highly uncertain and cannot be accurately predicted at this time.

During the year ended December 31, 2020, and as a result of the impact of COVID-19, the Company recorded (i) a fair value adjustment to its contingent consideration related to the acquisition of Nortech Packaging LLC and Custom Assembly Solutions, Inc. (refer to Note 19 for more information on the Company's acquisition and Note 24 for more information on the Company's contingent consideration liability) and (ii) certain termination benefits related to a restructuring plan the Company initiated in response to COVID-19 uncertainties (refer to Note 4 for more information on manufacturing facility closures, restructuring and other related charges).
There were no other material impairments, changes to allowance for credit losses, restructuring charges or other changes in critical accounting judgments, estimates and assumptions that can be directly attributed to COVID-19 or otherwise for the years ending December 31, 2021 and 2020. Refer to Note 13 for more information regarding asset impairment testing.